Operating Segment Analysis (Tables)	12 Months Ended
Jun. 30, 2020
Operating Segments [Abstract]
Summary of geographical information about non-current assets
Geographical information about the Group's non-current assets (excluding deferred tax asset) is based on locations where the assets are accumulated:

	2020 £’000	2019 £’000
United Kingdom	£38,284	£26,436
North America	28,321	29,248
Europe	30,491	6,779
RoW (1)	11,287	13,786
Total	£108,383	£76,249
(1) Rest of World